Loan Payable (Details)				12 Months Ended
	May 31, 2025 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	May 31, 2025 CNY (¥)	Mar. 18, 2025	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loan Payable [Line Items]
Loan amount	$ 500,493							¥ 3,500,000
Carrying interest rate										12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Loan repaid		$ 214,497	¥ 1,500,000
Outstanding loan				$ 2,645,465	$ 2,534,490
Interest expense				308,870	$ 308,518	$ 313,861
One Borrowing Agreement [Member]
Loan Payable [Line Items]
Loan amount														$ 2,144,971	¥ 15,000,000
Two Borrowing Agreement [Member]
Loan Payable [Line Items]
Loan amount												$ 214,497	¥ 1,500,000
Three Borrowing Agreement [Member]
Loan Payable [Line Items]
Loan amount										$ 500,493	¥ 3,500,000
Third Party Loan [Member]
Loan Payable [Line Items]
Maturity date	Jun. 14, 2028
One Year [Member]
Loan Payable [Line Items]
Loan amount				$ 2,144,971			¥ 15,000,000
One Year [Member] | Third Party Loan [Member]
Loan Payable [Line Items]
Maturity date				Jan. 21, 2028
Beijing Baihengda [Member]
Loan Payable [Line Items]
Ownership percentage									10.00%